UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/2014

The following N-CSR relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Equity Income Fund

ANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	UnderstandingYour Fund’s Expenses
8	ComparingYour Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
32	Report of Independent Registered Public Accounting Firm
33	Important Tax Information
34	Information About the Renewal of the Fund’s Management Agreement
39	Board Members Information
41	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Equity Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Equity Income Fund, covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The past year witnessed a gradual strengthening of U.S. and global economic data, heightened market volatility stemming from a shift to a more moderately accommodative monetary policy from the Federal Reserve Board, generally strong corporate earnings growth, and impressive gains from U.S. stocks. Although U.S. GDP growth generally stalled over the opening months of 2014 due to harsh winter weather, the expiration of extended unemployment benefits, and the deceleration of inventory accumulation by businesses, investors largely appeared to shrug off these disappointments as some broad measures of large-cap U.S. stock market performance either achieved or approached new all-time highs by the reporting period’s end.

We already have seen evidence that the economic recovery’s pause over the winter of 2014 may prove temporary, and we currently expect to see accelerating growth as past financial stresses continue to fade and fiscal drags abate in the public sector. However, stocks generally have risen to higher valuations after the sustained market rally, and in our judgment, selectivity is likely to be key to successful equity investing in the months ahead. As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Warren Chiang, C. Wesley Boggs, and Ronald Gala, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus Equity Income Fund’s Class A shares produced a total return of 18.11%, Class C shares returned 17.18%, and Class I shares returned 18.47%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), provided a total return of 20.42% for the same period.2 The fund’s Class Y shares produced a total return of 19.27% for the period since their inception on July 1, 2013, through May 31, 2014.

After bouts of pronounced weakness early in the reporting period, stocks rallied strongly as the U.S. economic recovery gained momentum.The fund produced lower returns than its benchmark, as investors over much of the reporting period favored more speculative, growth-oriented companies over the larger, dividend-paying stocks in which the fund invests.

The Fund’s Investment Approach

The fund seeks total return consisting of capital appreciation and income.To pursue its goal, the fund invests primarily in equity securities, with a particular focus on dividend-paying stocks and other investments and investment techniques that provide income.When selecting securities, we use a computer model to identify and rank stocks within an industry or sector. Next, based on fundamental analysis, we generally select what we believe to be the most attractive of the higher ranked securities.We manage risk by diversifying the fund’s investments across companies and industries, seeking to limit the potential adverse impact of a decline in any one stock or industry.

Recovering Economy Fueled Market’s Gains

Stocks climbed sharply over the reporting period during a sustained U.S. economic recovery fueled by falling unemployment, rebounding housing markets, and historically low short-term interest rates.The start of a less robust economic recovery in Europe also supported stock prices.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, the reporting period began in the midst of pronounced market weakness stemming from the Federal Reserve Board’s (the “Fed”) plans to back gradually away from its massive, open-ended quantitative easing program sooner than expected. Equity markets generally stabilized over the summer of 2013, and investors were further relieved when the Fed refrained from starting the tapering process in September and October, sparking robust market rallies. Stocks continued to advance over the final months of last year amid new releases of encouraging economic data. The market gave back some of its gains in January 2014 when concerns resurfaced regarding economic slowdowns and political instability in the world’s emerging markets, but stocks subsequently rebounded when investors’ worst fears did not materialize. Even the dampening effects of harsh winter weather on economic growth during the first quarter of 2014 failed to derail the rally. Consequently, by the end of the reporting period, some broad measures of stock market performance, including the S&P 500 Index, had reached new record highs.

Over most of the reporting period, market sectors and individual companies that tend to be more sensitive to economic conditions fared better than their more traditionally defensive counterparts, including those with high dividend yields. However, market leadership shifted during the spring of 2014, when moderating long-term bond yields rekindled investors’ interest in larger, well-established companies with track records of consistent growth and generous dividends.

Dividend-Paying Stocks Lagged Market Averages

Although the fund participated significantly in the S&P 500 Index’s gains over the reporting period, its relative performance was constrained by its focus on dividend-paying stocks. In addition, the fund’s security selection process proved relatively ineffective in the financials sector, where mortgage finance real estate investment trust Annaly Capital Management lost value due to a general falloff in mortgage application activity. Other laggards during the reporting period included metals-and-mining company Southern Copper, where profits were hurt by lower commodity prices. Finally, the fund’s stock selections among pharmaceutical developers in the health care sector generally fell short of their respective components in the benchmark.

4

The fund achieved better relative results from other holdings. Physical and digital communications specialist Pitney Bowes produced strong results in its non-postal business units while controlling costs effectively. Aerospace and defense contractor Northrop Grumman reported better-than-expected earnings after winning new government defense contracts. Oil and gas giant ConocoPhillips benefited from higher energy prices, which helped boost earnings.

Finding Individual Opportunities Across Industry Groups

While our disciplined, bottom-up investment process considers potential investments one company at a time, we nonetheless have been encouraged by the shift in market leadership toward companies with good earnings quality, strong business fundamentals, attractive valuations, and high dividend yields.We have identified an ample number of companies with these characteristics in the utilities, telecommunications services, and industrials sectors, but relatively few in the financials, energy, information technology, and consumer discretionary sectors. In our judgment, these strategies position the fund well as the gradual U.S. economic recovery continues over the months ahead.

June 16, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2014, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: Lipper Inc.
††	The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for
Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of Dreyfus Equity Income Fund on 7/5/06 (inception date) to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested. On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The fund primarily seeks total return by investing in stocks, focusing on dividend-paying stocks and other instruments that provide income.The Index is a widely accepted, unmanaged index of U.S. stock market performance.These factors can contribute to the Index potentially outperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 5/31/14
	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (5.75%)	7/5/06	11.32%	15.77%	6.43%
without sales charge	7/5/06	18.11%	17.14%	7.23%
Class C shares
with applicable redemption charge †	7/5/06	16.18%	16.25%	6.43%
without redemption	7/5/06	17.18%	16.25%	6.43%
Class I shares	7/5/06	18.47%	17.43%	7.51%
Class Y shares	7/1/13	18.74%††	17.26%††	7.30	%††
Standard & Poor’s 500
Composite Stock Price Index	6/30/06	20.42%	18.38%	7.66	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for Class A shares.
†††	For comparative purposes, the value of the Index as of 6/30/06 is used as the beginning value on 7/5/06.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Equity Income Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.70	$9.57	$4.41	$4.41
Ending value (after expenses)	$1,078.60	$1,074.40	$1,080.30	$1,079.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.54	$9.30	$4.28	$4.28
Ending value (after expenses)	$1,019.45	$1,015.71	$1,020.69	$1,020.69

† Expenses are equal to the fund’s annualized expense ratio of 1.10% for Class A, 1.85% for Class C, .85% for
Class I and .85% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
May 31, 2014

Common Stocks—99.5%	Shares		Value ($)
Banks—3.3%
Bank of Hawaii	4,900		273,224
Commerce Bancshares	7,565		328,397
JPMorgan Chase & Co.	38,455		2,136,944
New York Community Bancorp	140,700		2,149,896
People’s United Financial	24,160		347,179
Wells Fargo & Co.	43,500		2,208,930
			7,444,570
Capital Goods—6.3%
General Dynamics	3,060		361,447
General Electric	263,700		7,064,523
Lockheed Martin	15,710		2,570,942
Northrop Grumman	21,400		2,601,170
Raytheon	14,520		1,416,716
			14,014,798
Commercial & Professional Services—6.9%
Pitney Bowes	326,315		9,016,083
R.R. Donnelley & Sons	409,500		6,486,480
			15,502,563
Consumer Durables & Apparel—2.1%
Garmin	13,300		783,503
Hasbro	38,110		2,046,507
Leggett & Platt	33,100		1,122,752
Mattel	18,520		719,132
			4,671,894
Consumer Services—3.6%
H&R Block	187,690		5,589,408
Starwood Hotels & Resorts Worldwide	29,150	[a]	2,327,628
Wynn Resorts	1,100		236,467
			8,153,503
Diversified Financials—3.6%
American Express	8,770		802,455
Ares Capital	221,900		3,825,556
Invesco	30,500		1,119,350
Navient	93,700		1,480,460
SLM	94,100		810,201
			8,038,022

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—7.7%
Chevron	27,710	3,402,511
ConocoPhillips	81,915	6,548,285
Exxon Mobil	56,710	5,701,056
Phillips 66	6,200	525,698
RPC	28,500	629,565
Schlumberger	4,350	452,574
		17,259,689
Food & Staples Retailing—4.9%
CVS Caremark	41,270	3,232,266
Wal-Mart Stores	84,490	6,486,297
Walgreen	16,340	1,175,009
		10,893,572
Food, Beverage & Tobacco—6.6%
Altria Group	194,320	8,075,939
Campbell Soup	10,200	468,180
ConAgra Foods	16,530	533,919
Dr. Pepper Snapple Group	29,010	1,673,877
Philip Morris International	45,290	4,009,977
		14,761,892
Health Care Equipment & Services—.4%
Abbott Laboratories	6,180	247,262
Humana	2,120	263,855
Medtronic	4,250	259,378
WellPoint	2,000	216,720
		987,215
Household & Personal Products—.5%
Procter & Gamble	13,950	1,127,021
Insurance—1.4%
Cincinnati Financial	6,100	299,022
MetLife	34,550	1,759,632
Old Republic International	46,500	795,150
Prudential Financial	4,105	337,267
		3,191,071
Materials—3.0%
Dow Chemical	90,200	4,701,224
Packaging Corporation of America	26,300	1,818,908

10

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Rockwood Holdings	2,700		206,199
			6,726,331
Media—1.4%
Gannett	45,350		1,260,277
Regal Entertainment Group, Cl. A	84,700		1,652,497
Viacom, Cl. B	3,090		263,670
			3,176,444
Pharmaceuticals, Biotech & Life Sciences—11.8%
AbbVie	9,230		501,466
Bristol-Myers Squibb	118,160		5,877,278
Eli Lilly & Co.	98,670		5,906,386
Johnson & Johnson	35,700		3,622,122
Merck & Co.	50,910		2,945,653
Pfizer	256,907		7,612,154
			26,465,059
Real Estate—5.3%
Annaly Capital Management	489,160	[a]	5,767,196
CBL & Associates Properties	34,750	[a]	653,995
CommonWealth	16,710	[a]	439,640
Corrections Corporation of America	33,700	[a]	1,096,261
Hatteras Financial	36,250	[a]	735,513
HCP	8,000	[a]	334,000
Hospitality Properties Trust	23,740	[a]	688,697
Kimco Realty	11,800	[a]	270,456
Macerich	8,500	[a]	561,340
MFA Financial	164,500	[a]	1,353,835
			11,900,933
Retailing—1.7%
Foot Locker	15,450		744,381
Genuine Parts	3,270		282,299
Home Depot	31,340		2,514,408
Target	6,500		368,940
			3,910,028
Semiconductors & Semiconductor
Equipment—4.0%
Intel	233,545		6,380,449

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Maxim Integrated Products	26,305	900,946
Microchip Technology	16,500	785,400
Texas Instruments	20,200	948,996
		9,015,791
Software & Services—5.0%
CA	167,100	4,794,099
International Business Machines	5,040	929,174
Microsoft	94,985	3,888,686
Oracle	38,440	1,615,249
		11,227,208
Technology Hardware & Equipment—6.9%
Apple	10,710	6,779,430
Cisco Systems	79,500	1,957,290
Hewlett-Packard	25,200	844,200
Seagate Technology	110,700	5,947,911
		15,528,831
Telecommunication Services—5.8%
AT&T	163,360	5,794,379
CenturyLink	16,300	614,021
Frontier Communications	130,900	757,911
Verizon Communications	96,970	4,844,621
Windstream Holdings	114,850	1,099,115
		13,110,047
Transportation—.8%
Union Pacific	1,200	239,124
United Parcel Service, Cl. B	15,020	1,560,278
		1,799,402
Utilities—6.5%
Ameren	36,410	1,432,734
American Electric Power	135,310	7,218,789
CMS Energy	67,000	1,993,250
Consolidated Edison	7,940	436,779
Duke Energy	2,300	163,484
Entergy	7,500	565,650
Public Service Enterprise Group	13,360	520,506
Southern	16,250	711,425

12

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Wisconsin Energy	32,850	1,495,332
		14,537,949
Total Common Stocks
(cost $185,464,891)		223,443,833

Other Investment—.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,247,730)	1,247,730 [b]	1,247,730
Total Investments (cost $186,712,621)	100.1%	224,691,563
Liabilities, Less Cash and Receivables	(.1%)	(146,397)
Net Assets	100.0%	224,545,166

a	Investment in real estate investment trust.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Pharmaceuticals,		Consumer Services	3.6
Biotech & Life Sciences	11.8	Diversified Financials	3.6
Energy	7.7	Banks	3.3
Commercial & Professional Services	6.9	Materials	3.0
Technology Hardware & Equipment	6.9	Consumer Durables & Apparel	2.1
Food, Beverage & Tobacco	6.6	Retailing	1.7
Utilities	6.5	Insurance	1.4
Capital Goods	6.3	Media	1.4
Telecommunication Services	5.8	Transportation	.8
Real Estate	5.3	Money Market Investment	.6
Software & Services	5.0	Household & Personal Products	.5
Food & Staples Retailing	4.9	Health Care Equipment & Services	.4
Semiconductors &
Semiconductor Equipment	4.0		100.1

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			185,464,891	223,443,833
Affiliated issuers			1,247,730	1,247,730
Cash				180,749
Receivable for investment securities sold				3,909,536
Dividends receivable				833,899
Receivable for shares of Beneficial Interest subscribed				144,449
Prepaid expenses				52,189
				229,812,385
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				200,279
Payable for investment securities purchased				4,865,186
Payable for shares of Beneficial Interest redeemed				126,443
Accrued expenses				75,311
				5,267,219
Net Assets ($)				224,545,166
Composition of Net Assets ($):
Paid-in capital				184,854,165
Accumulated undistributed investment income—net				676,339
Accumulated net realized gain (loss) on investments				1,035,720
Accumulated net unrealized appreciation
(depreciation) on investments				37,978,942
Net Assets ($)				224,545,166

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	178,781,087	15,077,395	29,862,367	824,317
Shares Outstanding	10,186,175	868,936	1,695,321	46,804
Net Asset Value Per Share ($)	17.55	17.35	17.61	17.61

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,920,380
Affiliated issuers	1,004
Income from securities lending—Note 1(b)	18,225
Total Income	6,939,609
Expenses:
Management fee—Note 3(a)	1,349,979
Shareholder servicing costs—Note 3(c)	508,135
Distribution fees—Note 3(b)	88,699
Registration fees	81,527
Custodian fees—Note 3(c)	65,396
Professional fees	57,221
Prospectus and shareholders’ reports	20,681
Trustees’ fees and expenses—Note 3(d)	16,574
Loan commitment fees—Note 2	1,445
Miscellaneous	22,510
Total Expenses	2,212,167
Less—reduction in expenses due to undertaking—Note 3(a)	(193,408)
Less—reduction in fees due to earnings credits—Note 3(c)	(165)
Net Expenses	2,018,594
Investment Income—Net	4,921,015
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,580,031
Net unrealized appreciation (depreciation) on investments	23,329,460
Net Realized and Unrealized Gain (Loss) on Investments	25,909,491
Net Increase in Net Assets Resulting from Operations	30,830,506

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014 [a]	2013
Operations ($):
Investment income—net	4,921,015	3,121,456
Net realized gain (loss) on investments	2,580,031	829,348
Net unrealized appreciation
(depreciation) on investments	23,329,460	13,817,460
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,830,506	17,768,264
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,653,732)	(2,527,413)
Class C	(213,737)	(158,274)
Class I	(596,738)	(221,283)
Class Y	(2,773)	—
Net realized gain on investments:
Class A	(1,612,000)	(811,125)
Class C	(134,342)	(65,432)
Class I	(258,858)	(44,405)
Class Y	(11)	—
Total Dividends	(6,472,191)	(3,827,932)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	75,642,920	59,328,002
Class C	7,248,135	4,032,308
Class I	20,002,874	14,737,847
Class Y	790,059	—
Dividends reinvested:
Class A	4,870,057	3,132,117
Class C	222,361	137,589
Class I	380,324	164,383
Class Y	2,750	—
Cost of shares redeemed:
Class A	(28,829,405)	(18,929,946)
Class C	(1,701,630)	(1,551,671)
Class I	(5,459,733)	(7,082,265)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	73,168,712	53,968,364
Total Increase (Decrease) in Net Assets	97,527,027	67,908,696
Net Assets ($):
Beginning of Period	127,018,139	59,109,443
End of Period	224,545,166	127,018,139
Undistributed investment income—net	676,339	362,531

16

		Year Ended May 31,
	2014 [a]	2013
Capital Share Transactions:
Class Ab
Shares sold	4,687,802	4,130,568
Shares issued for dividends reinvested	301,656	224,896
Shares redeemed	(1,768,228)	(1,323,224)
Net Increase (Decrease) in Shares Outstanding	3,221,230	3,032,240
Class Cb
Shares sold	454,602	285,139
Shares issued for dividends reinvested	13,898	10,023
Shares redeemed	(105,212)	(107,907)
Net Increase (Decrease) in Shares Outstanding	363,288	187,255
Class I
Shares sold	1,242,479	1,026,488
Shares issued for dividends reinvested	23,517	11,641
Shares redeemed	(338,257)	(513,658)
Net Increase (Decrease) in Shares Outstanding	927,739	524,471
Class Y
Shares sold	46,645	—
Shares issued for dividends reinvested	159	—
Net Increase (Decrease) in Shares Outstanding	46,804	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 24,234 Class C shares representing $378,294 were exchanged for
23,988 Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	15.42	13.16	13.23	10.52	9.24
Investment Operations:
Investment income—net[a]	.45	.50	.39	.23	.16
Net realized and unrealized
gain (loss) on investments	2.28	2.40	.01	2.66	1.27
Total from Investment Operations	2.73	2.90	.40	2.89	1.43
Distributions:
Dividends from investment income—net	(.42)	(.49)	(.36)	(.18)	(.15)
Dividends from net realized
gain on investments	(.18)	(.15)	(.11)	—	—
Total Distributions	(.60)	(.64)	(.47)	(.18)	(.15)
Net asset value, end of period	17.55	15.42	13.16	13.23	10.52
Total Return (%)[b]	18.11	22.65	3.18	27.70	15.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.21	1.30	1.80	5.40	9.40
Ratio of net expenses
to average net assets	1.10	1.15	1.19	1.50	1.50
Ratio of net investment income
to average net assets	2.75	3.48	2.99	1.85	1.49
Portfolio Turnover Rate	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period ($ x 1,000)	178,781	107,425	51,754	2,312	1,236

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

18

		Year Ended May 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	15.26	13.03	13.10	10.43	9.18
Investment Operations:
Investment income—net[a]	.33	.39	.30	.13	.09
Net realized and unrealized
gain (loss) on investments	2.25	2.37	.01	2.65	1.26
Total from Investment Operations	2.58	2.76	.31	2.78	1.35
Distributions:
Dividends from investment income—net	(.31)	(.38)	(.27)	(.11)	(.10)
Dividends from net realized
gain on investments	(.18)	(.15)	(.11)	—	—
Total Distributions	(.49)	(.53)	(.38)	(.11)	(.10)
Net asset value, end of period	17.35	15.26	13.03	13.10	10.43
Total Return (%)[b]	17.18	21.74	2.47	26.79	14.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.00	2.11	2.96	6.19	10.13
Ratio of net expenses
to average net assets	1.85	1.90	2.00	2.25	2.25
Ratio of net investment income
to average net assets	2.00	2.76	2.30	1.09	.78
Portfolio Turnover Rate	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period ($ x 1,000)	15,077	7,715	4,148	913	286

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

		Year Ended May 31,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	15.47	13.20	13.26	10.54	9.25
Investment Operations:
Investment income—net[a]	.50	.55	.42	.25	.18
Net realized and unrealized
gain (loss) on investments	2.28	2.39	.02	2.67	1.28
Total from Investment Operations	2.78	2.94	.44	2.92	1.46
Distributions:
Dividends from investment income—net	(.46)	(.52)	(.39)	(.20)	(.17)
Dividends from net realized
gain on investments	(.18)	(.15)	(.11)	—	—
Total Distributions	(.64)	(.67)	(.50)	(.20)	(.17)
Net asset value, end of period	17.61	15.47	13.20	13.26	10.54
Total Return (%)	18.47	22.96	3.47	28.04	15.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	1.12	1.60	5.25	9.28
Ratio of net expenses
to average net assets	.85	.90	.93	1.25	1.25
Ratio of net investment income
to average net assets	2.99	3.74	3.31	2.07	1.72
Portfolio Turnover Rate	20.36	53.66	66.38	121.84	76.05
Net Assets, end of period ($ x 1,000)	29,862	11,878	3,208	72	81

a Based on average shares outstanding at each month end.
See notes to financial statements.

20

Period Ended
Class Y Shares	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.26
Investment Operations:
Investment income—net[b]	.38
Net realized and unrealized
gain (loss) on investments	2.51
Total from Investment Operations	2.89
Distributions:
Dividends from investment income—net	(.36)
Dividends from net realized gain on investments	(.18)
Total Distributions	(.54)
Net asset value, end of period	17.61
Total Return (%)[c]	19.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.97
Ratio of net expenses to average net assets[d]	.85
Ratio of net investment income
to average net assets[d]	2.75
Portfolio Turnover Rate	20.36
Net Assets, end of period ($ x 1,000)	824

a	From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. ClassY shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and ClassY shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other

22

than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

24

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	223,443,833	—	—	223,443,833
Mutual Funds	1,247,730	—	—	1,247,730

† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended May 31, 2014,The Bank of New York Mellon earned $5,121 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	5/31/2013 ($)	Purchases ($)	Sales ($)	5/31/2014 ($)	Assets (%)

Dreyfus
Institutional
Preferred
Plus Money
Market Fund	450,401	59,247,571	58,450,242	1,247,730.6
Dreyfus
Institutional
Cash
Advantage
Fund	8,079,227	41,432,048	49,511,275	—	—
Total	8,529,628	100,679,619	107,961,517	1,247,730.6

26

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,877,638, undistributed capital gains $881,591 and unrealized appreciation $36,931,772.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: ordinary income $6,118,854 and $3,810,727, and long-term capital gains $353,337 and $17,205, respectively.

During the period ended May 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

investment trusts, the fund decreased accumulated undistributed investment income-net by $140,227 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The Manager had contractually agreed, from June 1, 2013 through June 30, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .90% of the value of the fund’s average daily net assets. The Manager has contractually agreed, from July 1, 2013 through October 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding certain expenses as described above) do not exceed .85% of

28

the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $193,408 during the period ended May 31, 2014.

During the period ended May 31, 2014, the Distributor retained $32,127 from commissions earned on sales of the fund’s Class A shares and $2,244 from CDSC’s on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $88,699, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $363,654 and $29,566, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $35,437 for transfer agency services and $2,043 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $165.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $65,396 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $213 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

30

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $140,005, Distribution Plan fees $9,419, Shareholder Services Plan fees $40,294, custodian fees $15,947, Chief Compliance Officer fees $1,472 and transfer agency fees $11,282, which are offset against an expense reimbursement currently in effect in the amount $18,140.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2014, amounted to $107,715,085 and $36,448,283, respectively.

At May 31, 2014, the cost of investments for federal income tax purposes was $187,759,791; accordingly, accumulated net unrealized appreciation on investments was $36,931,772, consisting of $39,623,316 gross unrealized appreciation and $2,691,544 gross unrealized depreciation.

The Fund 31

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust

We have audited the accompanying statement of assets and liabilities of Dreyfus Equity Income Fund (the “Fund”), a series of The Dreyfus/Laurel FundsTrust, including the statement of investments as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Equity Income Fund as of May 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 29, 2014

32

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable but not less than 92.60% of ordinary income dividends paid during the fiscal year ended May 31, 2014 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $4,667,561 as ordinary income dividends paid during the fiscal year ended May 31, 2014 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2015 of the percentage applicable to the preparation of their 2014 income tax returns. Also, the fund reports the maximum amount allowable but not less than $.0310 per share as a capital gain dividend paid on December 17, 2013 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.1449 as a short-term capital gain dividend paid on December 17, 2013 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and

34

practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (except the two-year period, when the fund’s performance was below the Performance Universe median). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that: the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Group median and slightly below the Expense Universe median and the fund’s total expenses were at the Expense Group and Expense Universe medians. Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 1, 2014, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed .85% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with infor-

36

mation prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

38

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
James M. Fitzgibbons (79)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Membership During Past 5Years:
• Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-2012)
No. of Portfolios for which Board Member Serves: 31
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (64)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Benaree Pratt Wiley (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

J.Tomlinson Fort, Emeritus Board Member

40

OFFICERS OF THE FUND (Unaudited)

The Fund 41

OFFICERS OF THE FUND (Unaudited) (continued)

42

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Emerging Markets Debt
Local Currency Fund

ANNUAL REPORT May 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
22	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Important Tax Information
43	Information About the Renewal of the Fund’s Management Agreement
48	Board Members Information
50	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Markets Debt
Local Currency Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Emerging Markets Debt Local Currency Fund, covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Corporate-backed bonds and other higher yielding market sectors fared better as underlying credit fundamentals improved in the recovering economy.These trends had a far greater impact on longer-term bonds than on their short-term counterparts.

We believe that the domestic and global economic recoveries are likely to persist, led by the United States and other developed markets. Such a development could cause long-term interest rates to rise from current levels. However, our portfolio managers have continued to identify pockets of opportunity in areas of the bond market that may have been mispriced. In our judgment, extensive and professional research may be the best way to identify the likely winners and losers.As always, we encourage you to discuss our observations and appropriate investment strategies with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Alexander Kozhemiakin and Javier Murcio, Primary Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus Emerging Markets Debt Local Currency Fund’s Class A shares produced a total return of 0.62%, Class C shares returned –0.12%, Class I shares returned 0.94%, and Class Y shares returned 5.04%.1 In comparison, the fund’s benchmark, the JPMorgan Government Bond Index – Emerging Markets Diversified (the “Index”), produced a 2.29% total return for the same period.2

After pronounced weakness in 2013 and January 2014, emerging-markets bonds subsequently rallied when fears of more severe economic slowdowns proved overblown.The fund underperformed its benchmark, primarily due to shortfalls in Russia, Brazil, and Hungary.

The Fund’s Investment Approach

The fund seeks to maximize total return.To pursue its goal, the fund normally invests at least 80% of its assets in emerging market bonds and other debt instruments denominated in the local currency of issue, and in derivative instruments that provide investment exposure to such securities.

When choosing investments, we employ in-depth fundamental country analysis supported by the discipline of quantitative valuation models.A “top down” analysis of macroeconomics and financial and political variables guides country and currency allocations.We also consider technical market factors and the global risk environment. We seek to identify shifts in country fundamentals and consider the risk-adjusted attractiveness of currency and duration returns for each emerging market country.

2014 Rallies Offset Previous Declines

Many of the world’s largest emerging markets faced economic headwinds that undermined investor confidence early in the reporting period. Brazil experienced decelerating economic growth and concerns regarding rising interest rates. Turkey saw slowing growth, a weakening currency, rising foreign corporate debt levels, and domestic political unrest. In China, economic difficulties centered on the lending, construction, and property sectors, where rising debt levels sparked concerns. Russia’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

involvement in Ukrainian political instability raised the specter of broadening Western sanctions that could hamper key industries.As a result, investors pulled capital out of emerging bond markets in favor of developed markets. Even relatively sound emerging markets, such as Mexico, suffered from intensifying selling pressure from investors seeking safer havens.

Emerging bond markets began to rebound in mid-January 2014, when investors started to recognize that the more dire predictions of economic and financial crisis were unlikely to materialize. For example, Indonesia began to show signs of fundamental economic improvement, and inflationary pressures in Brazil proved less troublesome than expected. In addition, investors were attracted to compelling valuations in the wake of the markets’ 2013 declines. Consequently, investment capital began to return to many markets, supporting higher currency values and bond prices. Exceptions included Russia, which remained volatile due to ongoing tensions with Ukraine.

With the exception of Turkey, inflationary pressures generally remained subdued in most emerging markets over the reporting period.

Security Selections Dampened Relative Performance

The fund’s performance compared to its benchmark was undermined by overweighted exposure to Russian bonds and the ruble, which were hurt by the country’s involvement in political instability in neighboring Ukraine. Despite generally sound economic fundamentals in Russia, investors grew concerned that sanctions from the European Union and United States could derail the local economy. Likewise, an emphasis on bonds and currency in Brazil hurt the fund’s relative results in an environment of economic weakness accompanied by government intervention to forestall inflationary pressures. The fund held an underweighted position in the Hungarian forint, preventing fuller participation in gains related to the country’s proximity to a recovering Western European economy.

The fund achieved better relative results through overweighted exposure to the Colombian local bond market, which gained in value after the bonds’ weighting in the benchmark was increased.An emphasis on Nigerian bonds and its currency, the naira, added a degree of value, as did overweighted exposure to the Polish zloty.

At times during the reporting period, we employed currency forward contracts to implement some of our currency strategies in a way that was independent of local bond markets.

4

Selectivity Likely to Be Key to Success

We are cautiously optimistic regarding the economic prospects of many, but not all, emerging markets.Valuations remain attractive in most markets, where investment-grade sovereign bonds typically offer higher bonds yields than U.S. high yield corporate securities. In our judgment, continued growth in the United States and Europe could fuel greater economic activity in emerging nations. However, market volatility appears likely to stay elevated as regional economic performance diverges, long-term interest rates rise in faster growing markets, and geopolitical tensions persist.

In this environment, we expect emerging bond and currency markets to respond more to local influences than to global developments, suggesting that selectivity among markets and issuers will be more critical to investment success in the months ahead.We have identified an ample number of opportunities meeting our investment criteria in Colombia, Mexico, Brazil, Poland, and South Africa, but fewer in Turkey and Hungary.

June 16, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits, and low savings rate, political factors, and government control.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ClassY shares returns are since inception 7/1/13.
2 SOURCE: FACTSET — The JPMorgan Government Bond Index – Emerging Markets Diversified is a
comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds.The Index does not include fund fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

FUND PERFORMANCE

†	Source: FactSet
††	The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for
Class A shares.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of Dreyfus Emerging Markets Debt Local Currency Fund on 9/12/08 (inception date) to a $10,000 investment made in the JPMorgan Government Bond Index–Emerging Markets Diversified (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

On April 24, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. On July 1, 2013, ClassY shares were offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 5/31/14

	Inception			From
	Date	1 Year	5 Years	Inception
Class A shares
with maximum sales charge (4.5%)	9/12/08	–3.93%	5.43%	4.55%
without sales charge	9/12/08	0.62%	6.41%	5.40%
Class C shares
with applicable redemption charge †	9/12/08	–1.11%	5.60%	4.60%
without redemption	9/12/08	–0.12%	5.60%	4.60%
Class I shares	9/12/08	0.94%	6.69%	5.68%
Class Y shares	7/1/13	1.14%††	6.52%††	5.50	%††
JPMorgan Government Bond Index—
Emerging Markets Diversified	8/31/08	2.29%	8.15%	6.36	%†††

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class A shares for the period prior to 7/1/13 (the inception date for ClassY shares), adjusted to reflect the applicable sales load for Class A shares.
†††	For comparative purposes, the value of the Index as of 8/31/08 is used as the beginning value on 9/12/08.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Debt Local Currency Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.25	$10.03	$4.57	$4.57
Ending value (after expenses)	$1,036.60	$1,032.70	$1,038.70	$1,037.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.19	$9.95	$4.53	$4.53
Ending value (after expenses)	$1,018.80	$1,015.06	$1,020.44	$1,020.44

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 1.98% for Class C, .90% for
Class I and .90% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

8

STATEMENT OF INVESTMENTS
May 31, 2014

		Coupon	Maturity	Principal
Bonds and Notes—92.4%		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	[b]	8,638,871
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	2,283,500,000		59,382,487
Brazilian Government,
Treasury Bills	BRL	0.00	1/1/16	70,800,000	[c]	26,550,648
Brazilian Government,
Notes, Ser. B	BRL	6.00	8/15/22	15,220,000	[d]	16,968,945
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	235,960,000		105,884,878
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	226,970,000		95,380,488
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	3,870,000,000		7,246,952
Colombian Government,
Bonds, Ser. B	COP	6.00	4/28/28	20,359,500,000		10,010,110
Colombian Government,
Bonds, Ser. B	COP	7.00	5/4/22	114,825,700,000		63,693,917
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	50,232,000,000		35,262,041
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	373,600,000	[c]	23,791,538
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	12,987,790,000		64,947,516
Hungarian Government,
Bonds, Ser. 22/A	HUF	7.00	6/24/22	934,220,000		4,924,213
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0512	MYR	3.31	10/31/17	47,000,000		14,491,550
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0211	MYR	3.43	8/15/14	32,790,000		10,216,529
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 1/06	MYR	4.26	9/15/16	190,760,000		60,415,230

The Fund 9

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Mexican Government,
Bonds, Ser. M	MXN	6.00	6/18/15	566,000,000		45,183,498
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	120,000,000		9,951,081
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	234,705,000		25,092,888
Nigerian Government,
Treasury Bills	NGN	0.00	7/10/14	270,400,000	[c]	1,645,730
Nigerian Government,
Treasury Bills	NGN	0.00	7/24/14	335,100,000	[c]	2,029,593
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	2,586,820,000	[c]	15,606,969
Nigerian Government,
Treasury Bills	NGN	0.00	9/4/14	1,250,900,000	[c]	7,485,358
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	134,900,000	[c]	798,901
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/5/14	269,700,000	[c]	1,656,371
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/6/14	662,160,000	[c]	3,882,574
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	11/20/14	459,900,000	[c]	2,689,331
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	67,420,000	[c]	392,352
Nigerian Government,
Bonds, Ser. 5YR	NGN	4.00	4/23/15	7,050,000,000		40,821,033
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	8,195,155,000		56,954,162
Nigerian Government,
Bonds, Ser. 10YR	NGN	16.39	1/27/22	1,758,405,000		12,766,102
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	27,995,000		10,395,554
Peruvian Government,
Bonds	PEN	6.95	8/12/31	140,000,000		53,513,361

10

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Peruvian Government,
Bonds	PEN	8.20	8/12/26	12,430,000		5,475,807
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	179,270,000		14,053,128
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	265,900,000	[b]	20,844,128
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	118,000,000		9,881,547
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	493,035,000	[b]	41,287,698
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	1,505,000,000		36,717,804
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	80,000,000		1,983,773
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	12,830,000		4,535,264
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		23,172,255
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	157,770,000		59,888,014
Romanian Government,
Bonds, Ser. 10Y	RON	5.85	4/26/23	31,800,000		10,707,622
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	175,080,000		58,288,657
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	738,900,000		20,706,927
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	938,300,000		24,100,109
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	1,697,700,000		45,133,154
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	520,400,000		14,296,876
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	312,575,000		7,920,039

The Fund 11

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental
(continued)
Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	427,275,000		11,861,181
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	416,600,000		11,463,344
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	565,410,000		15,760,642
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	144,705,000		11,459,718
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	397,075,000		36,630,188
South African Government,
Bonds, Ser. R204	ZAR	8.00	12/21/18	185,305,000		17,821,412
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	991,330,000		109,327,910
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	153,620,000	[b]	14,400,281
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	65,498,000		29,151,513
Turkish Government,
Bonds	TRY	7.10	3/8/23	43,500,000		18,531,158
Turkish Government,
Bonds	TRY	8.80	9/27/23	61,800,000		29,332,459
Turkish Government,
Bonds	TRY	9.00	1/27/16	72,190,000		34,831,830
Turkish Government,
Bonds	TRY	10.00	6/17/15	45,210,000		21,932,476
Turkish Government,
Bonds	TRY	11.00	8/6/14	71,840,000		34,477,994
Total Bonds and Notes
(cost $1,812,814,293)						1,694,645,679

Short-Term Investments—.6%
U.S. Treasury Bills:
0.04%, 6/12/14				9,660,000	[e]	9,659,932
0.04%, 11/13/14				1,780,000	[e]	1,779,624
Total Short-Term Investments
(cost $11,439,543)						11,439,556

12

Other Investment—4.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $73,519,715)	73,519,715 [f]	73,519,715

Total Investments (cost $1,897,773,551)	97.0%	1,779,604,950
Cash and Receivables (Net)	3.0%	55,862,026
Net Assets	100.0%	1,835,466,976

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
CLP—Chilean peso
COP—Colombian Peso
HUF—Hungarian Forint
MXN—Mexican New Peso
MYR—Malaysian Ringgit
NGN— Nigerian Naira
PEN—Peruvian New Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities were valued at $85,170,978 or 4.6% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
e Held by a broker as collateral for open forward foreign currency exchange contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Brazil	13.3	Short-Term/
Russia	12.0	Money Market Investments	4.6
South Africa	11.6	Hungary	3.8
Turkey	9.2	Peru	3.8
Mexico	9.1	Romania	3.8
Nigeria	8.0	Philippines	2.1
Colombia	5.9	Chile	.4
Poland	4.8
Malaysia	4.6		97.0

† Based on net assets.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			1,824,253,836 1,706,085,235
Affiliated issuers			73,519,715	73,519,715
Cash				7,907,452
Cash denominated in foreign currencies			4,510,486	4,499,788
Dividends and interest receivable				40,729,023
Receivable for investment securities sold				7,788,713
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				3,847,600
Unrealized appreciation on swap agreements—Note 4				3,163,802
Receivable for shares of Beneficial Interest subscribed				973,707
Prepaid expenses				70,299
			1,848,585,334
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,720,638
Payable for investment securities purchased				7,749,243
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				2,046,984
Payable for shares of Beneficial Interest redeemed				1,331,523
Accrued expenses				269,970
				13,118,358
Net Assets ($)			1,835,466,976
Composition of Net Assets ($):
Paid-in capital			2,037,840,577
Accumulated undistributed investment income—net				1,281,549
Accumulated net realized gain (loss) on investments				(90,939,682)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions				(112,715,468)
Net Assets ($)			1,835,466,976

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	47,720,420	14,650,887	1,694,213,989	78,881,680
Shares Outstanding	3,319,497	1,038,660	117,471,025	5,465,749
Net Asset Value Per Share ($)	14.38	14.11	14.42	14.43

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Income:
Interest	167,428,877
Dividends;
Affiliated issuers	133,427
Total Income	167,562,304
Expenses:
Management fee—Note 3(a)	21,072,815
Shareholder servicing costs—Note 3(c)	3,470,681
Custodian fees—Note 3(c)	2,715,076
Prospectus and shareholders’ reports	294,731
Trustees’ fees and expenses—Note 3(d)	188,795
Distribution fees—Note 3(b)	146,581
Professional fees	132,595
Registration fees	100,905
Loan commitment fees—Note 2	27,815
Interest expense—Note 2	3,763
Miscellaneous	132,588
Total Expenses	28,286,345
Less—reduction in fees due to earnings credits—Note 3(c)	(5,523)
Net Expenses	28,280,822
Investment Income—Net	139,281,482
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(236,030,344)
Net realized gain (loss) on swap transactions	(4,358,977)
Net realized gain (loss) on forward foreign currency exchange contracts	35,930,614
Net Realized Gain (Loss)	(204,458,707)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(6,085,733)
Net unrealized appreciation (depreciation) on swap transactions	4,733,722
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	8,564,592
Net Unrealized Appreciation (Depreciation)	7,212,581
Net Realized and Unrealized Gain (Loss) on Investments	(197,246,126)
Net (Decrease) in Net Assets Resulting from Operations	(57,964,644)

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014 [a]	2013
Operations ($):
Investment income—net	139,281,482	144,295,349
Net realized gain (loss) on investments	(204,458,707)	100,773,064
Net unrealized appreciation
(depreciation) on investments	7,212,581	32,646,514
Net Increase (Decrease) in Net Assets
Resulting from Operations	(57,964,644)	277,714,927
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,078,242)	(1,936,327)
Class C	(269,125)	(422,203)
Class I	(61,750,376)	(82,908,789)
Class Y	(470,790)	—
Net realized gain on investments:
Class A	(295,012)	—
Class C	(92,917)	—
Class I	(10,955,231)	—
Class Y	(359,606)	—
Total Dividends	(75,271,299)	(85,267,319)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,554,307	44,956,693
Class C	1,481,031	10,135,628
Class I	1,063,012,099	1,932,479,050
Class Y	77,640,776	—
Dividends reinvested:
Class A	1,111,156	1,554,917
Class C	133,875	176,981
Class I	24,752,594	18,880,289
Class Y	830,384	—
Cost of shares redeemed:
Class A	(51,923,825)	(41,981,442)
Class C	(12,589,492)	(10,173,846)
Class I	(3,234,905,480)	(947,073,528)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(2,118,902,575)	1,008,954,742
Total Increase (Decrease) in Net Assets	(2,252,138,518)	1,201,402,350
Net Assets ($):
Beginning of Period	4,087,605,494	2,886,203,144
End of Period	1,835,466,976	4,087,605,494
Undistributed (distributions in excess of)
investment income—net	1,281,549	(11,956,582)

16

		Year Ended May 31,
	2014 [a]	2013
Capital Share Transactions:
Class Ab
Shares sold	832,740	2,981,461
Shares issued for dividends reinvested	79,828	102,433
Shares redeemed	(3,722,841)	(2,838,012)
Net Increase (Decrease) in Shares Outstanding	(2,810,273)	245,882
Class Cb
Shares sold	106,680	679,141
Shares issued for dividends reinvested	9,765	11,805
Shares redeemed	(921,629)	(697,358)
Net Increase (Decrease) in Shares Outstanding	(805,184)	(6,412)
Class I
Shares sold	76,055,045	127,248,526
Shares issued for dividends reinvested	1,775,174	1,241,984
Shares redeemed	(232,320,128)	(65,179,355)
Net Increase (Decrease) in Shares Outstanding	(154,489,909)	63,311,155
Class Y
Shares sold	5,406,461	—
Shares issued for dividends reinvested	59,288	—
Net Increase (Decrease) in Shares Outstanding	5,465,749	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended May 31, 2013, 7,260 Class C shares representing $110,715 were exchanged for 7,152
Class A shares.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	14.57	13.32	15.22	13.39	12.11
Investment Operations:
Investment income—net[a]	.64	.61	.67	.65	.55
Net realized and unrealized
gain (loss) on investments	(.55)	.98	(1.87)	1.61	.96
Total from Investment Operations	.09	1.59	(1.20)	2.26	1.51
Distributions:
Dividends from investment income—net	(.21)	(.34)	(.59)	(.36)	(.18)
Dividends from net realized
gain on investments	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.28)	(.34)	(.70)	(.43)	(.23)
Net asset value, end of period	14.38	14.57	13.32	15.22	13.39
Total Return (%)[b]	.62	11.83	(8.12)	17.21	12.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.25	1.24	1.22	1.27	1.50
Ratio of net expenses
to average net assets	1.25	1.24	1.22	1.27	1.32
Ratio of net investment income
to average net assets	4.59	4.09	4.64	4.48	4.22
Portfolio Turnover Rate	61.76	58.82	112.87	97.99	74.25
Net Assets, end of period ($ x 1,000)	47,720	89,327	78,351	79,957	38,428

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

18

		Year Ended May 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	14.35	13.14	15.06	13.29	12.07
Investment Operations:
Investment income—net[a]	.56	.48	.55	.53	.46
Net realized and unrealized
gain (loss) on investments	(.57)	.97	(1.85)	1.60	.95
Total from Investment Operations	(.01)	1.45	(1.30)	2.13	1.41
Distributions:
Dividends from investment income—net	(.16)	(.24)	(.51)	(.29)	(.14)
Dividends from net realized
gain on investments	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.23)	(.24)	(.62)	(.36)	(.19)
Net asset value, end of period	14.11	14.35	13.14	15.06	13.29
Total Return (%)[b]	(.12)	10.98	(8.83)	16.28	11.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.99	2.00	1.96	1.99	2.27
Ratio of net expenses
to average net assets	1.99	2.00	1.96	1.99	2.09
Ratio of net investment income
to average net assets	4.04	3.25	3.84	3.65	3.53
Portfolio Turnover Rate	61.76	58.82	112.87	97.99	74.25
Net Assets, end of period ($ x 1,000)	14,651	26,463	24,306	14,953	1,888

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)

			Year Ended May 31,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	14.60	13.34	15.25	13.42	12.12
Investment Operations:
Investment income—net[a]	.69	.65	.70	.69	.41
Net realized and unrealized
gain (loss) on investments	(.56)	.99	(1.88)	1.62	1.14
Total from Investment Operations	.13	1.64	(1.18)	2.31	1.55
Distributions:
Dividends from
investment income—net	(.24)	(.38)	(.62)	(.41)	(.20)
Dividends from net realized
gain on investments	(.07)	—	(.11)	(.07)	(.05)
Total Distributions	(.31)	(.38)	(.73)	(.48)	(.25)
Net asset value, end of period	14.42	14.60	13.34	15.25	13.42
Total Return (%)	.94	12.18	(7.94)	17.45	12.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.00	.94	.93	.97	1.02
Ratio of net expenses
to average net assets	1.00	.94	.93	.97	1.01
Ratio of net investment income
to average net assets	4.96	4.35	4.88	4.73	3.60
Portfolio Turnover Rate	61.76	58.82	112.87	97.99	74.25
Net Assets, end of period
($ x 1,000)	1,694,214	3,971,815	2,783,546	2,304,400	561,401

a Based on average shares outstanding at each month end.
See notes to financial statements.

20

Period Ended
Class Y Shares	May 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.89
Investment Operations:
Investment income—net[b]	.63
Net realized and unrealized
gain (loss) on investments	.07
Total from Investment Operations	.70
Distributions:
Dividends from investment income—net	(.09)
Dividends from net realized gain on investments	(.07)
Total Distributions	(.16)
Net asset value, end of period	14.43
Total Return (%)[c]	5.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.92
Ratio of net expenses to average net assets[d]	.92
Ratio of net investment income
to average net assets[d]	5.39
Portfolio Turnover Rate	61.76
Net Assets, end of period ($ x 1,000)	78,882

a	From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Debt Local Currency Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering five series, including the fund.The fund’s investment objective seeks to maximize total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

22

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustee (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

24

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Foreign Government	—	1,694,645,679	—	1,694,645,679
Mutual Funds	73,519,715	—	—	73,519,715
U.S. Treasury	—	11,439,556	—	11,439,556
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	3,847,600	—	3,847,600
Swaps†	—	3,163,802	—	3,163,802
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†	—	(2,046,984)	—	(2,046,984)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actu-

26

ally received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2014 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2013	($)	Purchases ($)	Sales ($)	5/31/2014	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	272,304,675		2,339,155,585	2,537,940,545	73,519,715		4.0

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $11,517,494, accumulated capital losses $86,824,425 and unrealized depreciation $127,066,670.

28

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2014.The fund has $75,209,474 of post-enactment short-term capital losses and $11,614,951 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: ordinary income $63,579,433 and $85,267,319, and long-term capital gains $11,691,866 and $0, respectively.

During the period ended May 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses, dividend reclassification and swap periodic payments, the fund decreased accumulated undistributed investment income-net by $62,474,818 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended May 31, 2014 was approximately $342,500 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement between the Manager and the fund, the fund has agreed to pay the Manager a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2014, the Distributor retained $1,228 from commissions earned on sales of the fund’s Class A shares and $30,861 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2014, Class C shares were charged $146,581 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2014, Class A and Class C shares were charged $155,645 and $48,860, respectively, pursuant to the Shareholder Services Plan.

30

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $1,286,552 transfer agency services and $70,893 cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5,521.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $2,715,076 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon under a cash management agreement that was in effect until September 30, 2013 for performing certain cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2014, the fund was charged $11,440 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,164,830, Distribution Plan fees $9,654, Shareholder Services Plan fees $13,470, custodian fees $420,964, Chief Compliance Officer fees $1,472 and transfer agency fees $110,248.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended May 31, 2014, redemption fees charged and retained by the fund amounted to $391,697.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and swap transactions, during the period ended May 31, 2014, amounted to $1,567,093,382 and $3,148,592,567, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell

32

a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at May 31, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
6/3/2014 [a]	19,375,000	8,722,823	8,638,260	(84,563)
Chilean Peso,
Expiring
6/30/2014 [b]	3,883,860,000	6,965,316	7,044,778	79,462
Chinese Yuan
Renminbi,
Expiring
7/25/2014 [c]	138,230,000	22,381,808	22,061,478	(320,330)
Colombian Peso,
Expiring
6/27/2014 [b]	11,209,655,000	5,839,883	5,893,702	53,819
Hungarian Forint,
Expiring:
6/30/2014 [a]	4,217,300,000	18,933,734	18,960,257	26,523
6/30/2014 [c]	2,869,170,000	12,895,146	12,899,296	4,150
6/30/2014 [d]	6,461,325,000	28,985,838	29,049,008	63,170
6/30/2014 [e]	5,931,340,000	26,606,289	26,666,286	59,997

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
indian rupee,
expiring:
6/30/2014 [f]	678,880,000	11,333,934	11,409,348	75,414
6/30/2014 [g]	668,900,000	11,312,363	11,241,623	(70,740)
malaysian ringgit,
expiring
6/30/2014 [c]	289,305,000	89,621,004	89,836,648	215,644
mexican new peso,
expiring:
6/30/2014 [c]	303,675,000	23,414,008	23,561,992	147,984
6/30/2014 [d]	417,805,000	32,199,530	32,417,282	217,752
peruvian new sol,
expiring:
6/30/2014 [d]	26,950,000	9,620,739	9,712,803	92,064
6/30/2014 [f]	28,705,000	10,264,616	10,345,306	80,690
6/30/2014 [g]	9,820,000	3,505,891	3,539,136	33,245
philippine peso,
expiring
6/30/2014 [g]	296,110,000	6,760,502	6,764,662	4,160
polish zloty,
expiring:
6/30/2014 [b]	80,390,000	26,248,790	26,444,209	195,419
6/30/2014 [c]	94,275,000	30,799,262	31,011,666	212,404
6/30/2014 [d]	104,400,000	34,069,215	34,342,275	273,060
6/30/2014 [f]	62,145,000	20,288,866	20,442,535	153,669
romanian leu,
expiring
6/11/2014 [c]	31,545,000	9,721,109	9,805,701	84,592
russian ruble,
expiring
6/30/2014 [g]	368,670,000	10,652,893	10,490,766	(162,127)
thai baht,
expiring
6/30/2014 [f]	511,705,000	15,710,930	15,564,966	(145,964)
sales:		Proceeds ($)
brazilian real,
expiring:
6/3/2014 [d]	14,905,000	6,626,653	6,645,330	(18,677)
6/3/2014 [f]	4,470,000	1,996,873	1,992,930	3,943
7/2/2014 [a]	20,865,000	9,318,387	9,226,585	91,802
7/2/2014 [b]	21,950,000	9,783,820	9,706,377	77,443
7/2/2014 [f]	72,840,000	32,526,523	32,210,135	316,388

34

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Chilean Peso,
Expiring
6/30/2014 [f]	4,065,600,000	7,289,287	7,374,429	(85,142)
Colombian Peso,
Expiring:
6/18/2014 [g]	39,221,135,000	20,387,854	20,634,888	(247,034)
6/27/2014 [f]	109,949,010,000	56,972,827	57,807,909	(835,082)
Polish Zloty,
Expiring
6/2/2014 [b]	22,421,458	7,358,777	7,390,187	(31,410)
Russian Ruble,
Expiring
6/30/2014 [b]	1,216,425,000	34,588,678	34,614,235	(25,557)
Thai Baht,
Expiring
6/30/2014 [c]	1,247,605,000	38,331,234	37,949,462	381,772
Turkish Lira,
Expiring
6/30/2014 [c]	29,525,000	13,953,214	13,973,572	(20,358)
South African Rand,
Expiring:
6/30/2014 [a]	245,035,000	23,209,570	23,038,339	171,231
6/30/2014 [b]	190,325,000	18,120,323	17,894,472	225,851
6/30/2014 [c]	41,260,000	3,926,420	3,879,290	47,130
6/30/2014 [d]	114,825,000	10,895,285	10,795,916	99,369
6/30/2014 [f]	56,695,000	5,432,012	5,330,498	101,514
6/30/2014 [g]	219,740,000	20,893,791	20,660,088	233,703
6/30/2014 [h]	22,725,000	2,160,855	2,136,619	24,236
Gross Unrealized
Appreciation				3,847,600
Gross Unrealized
Depreciation				(2,046,984)

Counterparties:

a	Morgan Stanley Capital Services
b	Deutsche Bank
c	JP Morgan Chase Bank
d	Goldman Sachs International
e	Royal Bank of Scotland
f	Barclays Bank
g	Citigroup
h	Bank of America

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

36

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by master netting arrangements (“MNA”) between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at May 31, 2014:

OTC—Interest Rate Swaps

Notional	Currency/		Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)

954,000,000	MXN—28	J.P. Morgan	6.84	1/25/2024	3,163,802
	Day Libor	Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of May 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	3,847,600	Foreign exchange risk[2]	(2,046,984)
Interest rate risk[3]	3,163,802		—
Gross fair value of
derivatives contracts	7,011,402		(2,046,984)

Statement of Assets and Liabilities location:

1 Unrealized appreciation on forward foreign currency exchange contracts.

2 Unrealized depreciation on forward foreign currency exchange contracts.

3 Unrealized appreciation on swap agreements.

The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Forward	Swap
Underlying risk	Contracts[4]	Transactions[5]	Total
Interest rate	—	(4,358,977)	(4,358,977)
Foreign exchange	35,930,614	—	35,930,614
Total	35,930,614	(4,358,977)	31,571,637

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Forward	Swap
Underlying risk	Contracts[6]	Transactions[7]	Total
Interest rate	—	4,733,722	4,733,722
Foreign exchange	8,564,592	—	8,564,592
Total	8,564,592	4,733,722	13,298,314

Statement of Operations location:

4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net realized gain (loss) on swap transactions.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period. These disclosures are required for certain investments, including derivative financial instruments subject to MNA or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At May 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	3,847,600	(2,046,984)
Swaps	3,163,802	—
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	7,011,402	(2,046,984)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	7,011,402	(2,046,984)

38

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of May 31, 2014:

		Financial
		Instruments
		and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Received ($)[2]	of Assets ($)
Bank of America	24,236	—	—	—	24,236
Barclays Bank	731,618	(731,618)	—	—	—
Citigroup	271,108	(271,108)	—	—	—
Deutsche Bank	631,994	(56,967)	—	—	575,027
Goldman Sachs
International	745,415	(18,677)	—	(726,738)	—
JP Morgan
Chase Bank	4,257,478	(340,688)	—	(3,916,790)	—
Morgan Stanley
Capital Services	289,556	(84,563)	—	—	204,993
Royal Bank of
Scotland	59,997	—	—	—	59,997
Total	7,011,402	(1,503,621)	—	(4,643,528)	864,253

		Financial
		Instruments
		and
		Derivatives	Securities	Cash
Gross Amount of		Available	Collateral	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(1,066,188)	731,618	—	—	(334,570)
Citigroup	(479,901)	271,108	208,793	—	—
Deutsche Bank	(56,967)	56,967	—	—	—
Goldman Sachs
International	(18,677)	18,677	—	—	—
JP Morgan
Chase Bank	(340,688)	340,688	—	—	—
Morgan Stanley
Capital Services	(84,563)	84,563	—	—	—
Total	(2,046,984)	1,503,621	208,793	—	(334,570)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2014:

Average Market Value ($)
Forward contracts	995,273,643

The following summarizes the average notional value of swap agreements outstanding during the period ended May 31, 2014:

Average Notional Value ($)
Interest rate swap agreements	155,450,161

At May 31, 2014, the cost of investments for federal income tax purposes was $1,905,705,715; accordingly, accumulated net unrealized depreciation on investments was $126,100,765, consisting of $34,508,294 gross unrealized appreciation and $160,609,059 gross unrealized depreciation.

40

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust

We have audited the accompanying statement of assets and liabilities of Dreyfus Emerging Markets Debt Local Currency Fund (the “Fund”), a series of The Dreyfus/Laurel Funds Trust, including the statement of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Emerging Markets Debt Local Currency Fund as of May 31, 2014, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 29, 2014

The Fund 41

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable but not less than $.0668 per share as a capital gain dividend paid on December 30, 2013 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

42

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 19-20, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for all periods. The Board also noted that the fund’s yield performance first or second in the Performance Group for the one-, two- and three-year periods and above the Performance Universe median for all but the five-year period. The Board also noted that the fund’s yield performance was below the Performance Group and Performance Universe medians for all of the five one-year periods ended December 31st (except the year ended December 31, 2011, when the fund’s yield performance was at the Performance Group median). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

44

noted that: the fund’s contractual management fee was slightly above the Expense Group median, the fund’s actual management fee was above the Expense Group median and the Expense Universe medians and the fund’s total expenses were below the Expense Group median and slightly below the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s total return per- formance, although the Board expressed some concern about the fund’s yield performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

46

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 47

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1999)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (62)
Board Member (2012)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 45
———————
James M. Fitzgibbons (79)
Board Member (1994)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Membership During Past 5Years:
• Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-2012)
No. of Portfolios for which Board Member Serves: 31
———————
Kenneth A. Himmel (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 31

48

Stephen J. Lockwood (67)
Board Member (1994)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 31
———————
Roslyn M. Watson (64)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 64
———————
Benaree Pratt Wiley (68)
Board Member (1994)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 66
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
J.Tomlinson Fort, Emeritus Board Member

The Fund 49

OFFICERS OF THE FUND (Unaudited)

50

The Fund 51

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $75,020 in 2013 and $76,420 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $9,640         in 2013 and $9,880 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $            4,820 in 2013 and $4,920 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $14,859,489 in 2013 and $13,493,316 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 22, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    July 22, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)